Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Defined benefit plan [Member]
Benefit payments reflecting expected future service
2012	$ 482
2013	523
2014	554
2015	585
2016	602
2017-2021	3,790
Total	6,536
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit payments reflecting expected future service
2012	329
2013	362
2014	354
2015	364
2016	380
2017-2021	2,228
Total	$ 4,017